Additional Cash Flow Disclosures - Other Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash interest received	$ 173,496	$ 130,101	$ 163,902
Cash taxes paid	$ 15,728	$ 136,163	$ 4,468